Note 6 - Stock Option Plan (Tables)	6 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2015	-	-
Granted	19,500	$24.50
Vested	500	24.50
Forfeited	1,000	24.50

Nonvested at June 30, 2015	18,000	$24.50